Leases - Summary of future minimum lease payments under non-cancellable operating lease agreements (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	¥ 11,983,493
2026	4,950,107
Total undiscounted cash flows	16,933,600
Less: imputed interest	1,252,999
Total	15,680,601		¥ 21,468,534
Lease liabilities due within one year	11,457,877	$ 1,569,723	14,767,840
Lease liabilities	¥ 4,222,724	$ 578,511	¥ 6,700,694